Investment Properties - Schedule of Fair Value of Investment Properties (Details) R$ in Thousands		12 Months Ended
		Jun. 30, 2026 BRL (R$) ha	Jun. 30, 2025 BRL (R$) ha
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		187,056	183,136
Fair value	[1]	R$ 3,338,820	R$ 3,615,837
Cost value		R$ 1,265,443	R$ 1,236,160
Bolivia [Member] | Acres del Sud [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		9,882	9,875
Date of acquisition		Feb-21
Fair value	[1]	R$ 167,270	R$ 198,133
Cost value		R$ 129,869	R$ 135,799
Jatobá Farm [Membe] | Bahia [Member] | Jaborandi Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		8,886	8,868
Date of acquisition		Mar-07
Fair value	[1]	R$ 356,552	R$ 340,104
Cost value		R$ 12,714	R$ 12,799
Alto Taquari Farm [Member] | Mato Grosso [Member] | Mogno Ltda. [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		1,373	1,373
Date of acquisition		Aug-07
Fair value	[1]	R$ 24,028	R$ 29,210
Cost value		R$ 2,814	R$ 3,161
Chaparral Farm [Member] | Bahia [Member] | Cajueiro Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		24,841	24,841
Date of acquisition		Nov-07
Fair value	[1]	R$ 599,072	R$ 804,701
Cost value		R$ 91,375	R$ 88,641
Nova Buriti Farm [Member] | Minas Gerais [Member] | Flamboyant Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		24,212	24,212
Date of acquisition		Dec-07
Fair value	[1]	R$ 39,912	R$ 70,498
Cost value		R$ 24,334	R$ 24,273
São José Farm [Member] | Maranhão [Member] | Ceibo Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		17,566	17,566
Date of acquisition		Feb-17
Fair value	[1]	R$ 586,089	R$ 542,542
Cost value		R$ 121,379	R$ 120,103
Marangatu y Udra Farm [Member] | Boqueron Paraguay [Member] | Agropecuaria Moroti S/A [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		58,523	58,722
Date of acquisition		Dec-13
Fair value	[1]	R$ 379,946	R$ 487,987
Cost value		R$ 250,365	R$ 265,883
Arrojadinho Farm [Member] | Bahia [Member] | Agrifirma Bahia Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		16,644	16,644
Date of acquisition		Jan-20
Fair value	[1]	R$ 500,697	R$ 499,157
Cost value		R$ 180,067	R$ 177,176
Rio do Meio Farm [Member] | Bahia [Member] | Agrifirma Bahia Ltda [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		9,845	5,753
Date of acquisition		Jan-20
Fair value	[1]	R$ 288,019	R$ 199,813
Cost value		R$ 112,051	R$ 66,381
Serra Grande Farm [Member] | Piaui [Member] | Imobiliaria Cremaq [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		4,489	4,489
Date of acquisition		May-20
Fair value	[1]	R$ 89,027	R$ 88,390
Cost value		R$ 42,932	R$ 43,449
Panamby Farm [Member] | Mato Grosso [Member] | Mogno Ltda. [Member]
Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		10,793	10,793
Date of acquisition		Sep-22
Fair value	[1]	R$ 308,208	R$ 355,302
Cost value		R$ 297,543	R$ 298,495

[1]	On June 30, 2026, the properties were appraised by an independent firm. The comparable sales value of investment properties is adjusted considering specific aspects of each property, with the price per hectare being the most relevant item of the assumptions. The fair value presented is considered level 3 in the fair value hierarchy and there were no reclassifications between levels during the year.